Schedule of Convertible Promissory Notes (Details) - USD ($)	Apr. 30, 2025	Jan. 31, 2025	Jan. 31, 2024
Short-Term Debt [Line Items]
Convertible note payable	$ 262,190	$ 252,720	$ 110,000
Less debt discount	(39,315)	(38,114)	(15,000)
Less current portion of convertible notes	(222,875)	(214,606)	(95,000)
Long-term convertible notes payable
June 2024 Note [Member]
Short-Term Debt [Line Items]
Convertible note payable		21,120
August 2024 Note [Member]
Short-Term Debt [Line Items]
Convertible note payable		67,200
October 2024 Note [Member]
Short-Term Debt [Line Items]
Convertible note payable	43,740	97,200
December 2024 Note [Member]
Short-Term Debt [Line Items]
Convertible note payable	67,200	67,200
March 2025 Note [Member]
Short-Term Debt [Line Items]
Convertible note payable	61,600
April 2025 Note [Member]
Short-Term Debt [Line Items]
Convertible note payable	$ 89,650